S000067234 [Member] Investment Strategy - iShares U.S. Tech Breakthrough Multisector ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the NYSE® FactSet® U.S. Tech Breakthrough Index (the “Underlying Index”), which measures the performance of U.S. listed companies engaged in cutting edge research and development of products and services in the areas of robotics and artificial intelligence, cyber security, cloud and data tech, financial technology, and genomics and immunology (as determined by ICE Data Indices, LLC or its affiliates) (the “Index Provider” or “IDI”). Companies selected must belong to one of the five aforementioned thematic segments and must meet the eligibility requirements of that segment to which the company is classified as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”).
The eligibility requirements for the Robotics and Artificial Intelligence theme are securities with a minimum float-adjusted market capitalization of $500 million or greater, and a three-month average daily trading value (“ADTV”) of $2 million or greater on the Reference Date.  “Reference Date” means the date on which data is used to reconstitute the Underlying Index, which is as of the close of business on the first Friday in December, and the date on which data is used to rebalance the Underling Index, which is as of the close of business on the first Friday in June and December. Companies must also be classified as (1) deriving 50% or more revenues from one of 22 RBICS Focus Level 6 industries related to Robotics and Artificial Intelligence, or (2) have a 20% or more market share or generate $1 billion or more in absolute annual revenues from one of the 22 aforementioned RBICS Level 6 industry classifications.
The eligibility requirements for the Cyber Security theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 12 RBICS Focus Level 6 industries related to Cyber Security, with additional screens applied to companies classified to “Multi-Type Home and Office Software.”
The eligibility requirements for the Cloud and Data Tech theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 20 RBICS Focus Level 6 industries related to Cloud and Data Tech, with additional screens applied to companies classified to 4 RBICS Focus Level 6 industries: “Industrial and Warehouse Equity REITs”, “Multi-Type Equity REITs”, “General and Mixed-Type Software” or “General Information Technology (IT) Consulting.”
The eligibility requirements for the Financial Technology theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 17 RBICS Focus Level 6 industries related to Financial Technology.
The eligibility requirements for the Genomics and Immunology theme are securities with a minimum float-adjusted market capitalization of $300 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date. Companies must also be classified as deriving 50% or more revenues from one of 60 RBICS Focus Level 6 industries related to Genomics and Immunology. A Genomics and Immuno Biopharmaceutical composite relationship keyword score is then calculated for each selected company based on the number of relationships mentioning keywords related to Genomics and Immuno Biopharmaceutical products and technologies. Companies are ranked in descending order and the top 50 ranked companies are selected for the Genomics and Immunology theme.
All eligible securities that have been assigned to one of the five aforementioned themes must also be primarily listed on one of the four U.S. exchanges: NYSE, NYSE American, Nasdaq or CBOE. All eligible issuers must also be incorporated in the U.S. Finally, all remaining securities must also have a minimum float-adjusted market capitalization of $500 million or greater, and a three-month ADTV of $2 million or greater on the Reference Date.
The Underlying Index is weighted according to the component stocks’ float-adjusted market capitalization by dividing their individual float-adjusted market capitalization by the total float-adjusted market capitalization of all constituents, with individual security weights capped at 4% and individual thematic segment weights maintained at a minimum of 10%. The Underlying Index is reviewed and reconstituted annually in December. Constituent weights of the Underlying Index are rebalanced semiannually.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. In addition, certain companies included in the Underlying Index may also operate in business lines other than the theme to which they are assigned that also generate revenue in other industries. As of July 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.